LEASE - Operating leases - Gross difference (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Operating leases, gross difference
Total future minimum lease payments	$ 65,548
Less: imputed interest	30,024
NPV for future minimum lease payments	$ 35,524	$ 35,400